16. TRANSACTIONS WITH RELATED PARTIES	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 16. TRANSACTIONS WITH RELATED PARTIES	The Company did not enter into any transactions with related parties during the nine months ended September 30, 2014.